Related parties - Summary of time deposits, bank borrowings, debt securities issued, lease liabilities at related parties (Detail) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TRY (₺)	Dec. 31, 2024 TRY (₺)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	₺ 61,799,463	₺ 43,149,226
Banks - Time deposits | Gross carrying amount
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	₺ 56,651,371	₺ 33,568,984
Banks - Time deposits | Gross carrying amount | USD
Disclosure of transactions between related parties
Nominal amount, related party transactions | $			$ 43,354		$ 233,940
Effective interest rate of financial assets, related party	2.90%	2.10%
Financial assets (liabilities) with related parties	₺ 1,862,358	₺ 10,787,614
Banks - Time deposits | Gross carrying amount | EUR
Disclosure of transactions between related parties
Nominal amount, related party transactions | €				€ 440,974		€ 196,070
Effective interest rate of financial assets, related party	1.10%	2.30%
Financial assets (liabilities) with related parties	₺ 22,250,871	₺ 9,438,095
Banks - Time deposits | Gross carrying amount | TRY
Disclosure of transactions between related parties
Nominal amount, related party transactions	₺ 32,501,410	₺ 9,828,355
Effective interest rate of financial assets, related party	39.70%	47.40%
Financial assets (liabilities) with related parties	₺ 32,538,142	₺ 13,343,275
Bank borrowings
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	(283,585)	(12,634,338)
Bank borrowings | TRY
Disclosure of transactions between related parties
Nominal amount, related party transactions		8,273,981
Financial assets (liabilities) with related parties		₺ (12,634,338)
Bank borrowings | TRY | January 2026
Disclosure of transactions between related parties
Nominal amount, related party transactions	₺ 40,000
Effective interest rate of financial liabilities, related party	38.50%
Financial assets (liabilities) with related parties	₺ (40,425)
Bank borrowings | TRY | August 2027
Disclosure of transactions between related parties
Nominal amount, related party transactions	₺ 235,000
Adjustment to interest rate basis of financial liabilities, related party	2.00%
Financial assets (liabilities) with related parties	₺ (243,160)
Bank borrowings | TRY | Minimum
Disclosure of transactions between related parties
Effective interest rate of financial liabilities, related party		28.80%
Bank borrowings | TRY | Maximum
Disclosure of transactions between related parties
Effective interest rate of financial liabilities, related party		58.00%
Debt securities issued
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	(1,181,611)	₺ (1,211,543)
Debt securities issued | TRY
Disclosure of transactions between related parties
Nominal amount, related party transactions	1,150,000	900,000
Financial assets (liabilities) with related parties	₺ (1,181,611)	₺ (1,211,543)
Debt securities issued | TRY | Minimum
Disclosure of transactions between related parties
Effective interest rate of financial liabilities, related party	37.00%	42.00%
Debt securities issued | TRY | Maximum
Disclosure of transactions between related parties
Effective interest rate of financial liabilities, related party	38.30%	44.50%
Lease liabilities
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	₺ (9,404,433)	₺ (146,563)
Lease liabilities | USD
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	₺ (9,172,659)
Lease liabilities | USD | Minimum
Disclosure of transactions between related parties
Effective interest rate of financial liabilities, related party	8.90%
Lease liabilities | USD | Maximum
Disclosure of transactions between related parties
Effective interest rate of financial liabilities, related party	9.70%
Lease liabilities | TRY
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	₺ (231,774)	₺ (146,563)
Lease liabilities | TRY | Minimum
Disclosure of transactions between related parties
Effective interest rate of financial liabilities, related party	12.80%	12.50%
Lease liabilities | TRY | Maximum
Disclosure of transactions between related parties
Effective interest rate of financial liabilities, related party	62.50%	62.00%